Commitments and contingencies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 40,374
Less than 1 year	31,374
1 to 3 years	9,000
3 to 5 years	0
More than 5 years	0
Rental expense	4,600	€ 3,300	€ 2,200
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	4,035
2018	6,367
2019	8,324
2020	6,799
2021	6,799
2022 and thereafter	38,433
Total	€ 70,757